Acquisitions (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 04, 2023	Oct. 26, 2022	Jul. 20, 2022	Mar. 31, 2023
Acquisitions (Details) [Line Items]
Equity interests percentage	40.00%		100.00%
Net assets acquired (in Dollars)				$ 3,600,000
Shareholders’ equity (in Dollars)				2,840,000
Capital reserve (in Dollars)				$ 740,000
Recognized of consideration in excess value of net assets acquired (in Dollars)		$ 2,502
Tokyo Lifestyle Limited [Member]
Acquisitions (Details) [Line Items]
Equity interests percentage		60.00%	100.00%
Reiwatakiya [Member]
Acquisitions (Details) [Line Items]
Equity interests percentage		60.00%